FINANCIAL INSTRUMENTS - Impact of Changes in Fair Value of Fair Value Hedges and Derivatives Not Designated as Hedging Instruments on Earnings (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Interest expense | Fair Value Hedges | Interest rate derivatives
Fair Value Hedges
Interest rate derivatives, fair value hedges	$ 3	$ 20	$ 42	$ 31
Other, Net | Foreign exchange derivatives | Derivatives not designated as hedging instruments
Not Designated as Hedges
Foreign exchange contracts, not designated as hedges	$ 13	$ (44)	$ 154	$ (68)